Revenue (Schedule of Disaggregation of Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provisional sales revenue	$ 38,447	$ 96,213
Derivative pricing adjustments	(1,053)	(2,548)
Gross revenue	37,394	93,665
Treatment and selling costs	(9,511)	(35,255)
Revenue	27,883	58,410
Silver [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provisional sales revenue	19,212	21,246
Derivative pricing adjustments	370	179
Gross revenue	19,582	21,425
Zinc [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provisional sales revenue	3,078	48,309
Derivative pricing adjustments	(1,094)	(1,939)
Gross revenue	1,984	46,370
Lead [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provisional sales revenue	16,142	26,061
Derivative pricing adjustments	(400)	(550)
Gross revenue	15,742	25,511
Other by-products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provisional sales revenue	15	597
Derivative pricing adjustments	71	(238)
Gross revenue	$ 86	$ 359